Basis of preparation Disclosure of considerations in respect to COVID-19 and current environment (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) usd_per_bbl	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) usd_per_mmBtu	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Property, plant and equipment	$ 117,208	$ 117,208	$ 117,208	$ 117,208	$ 117,208	$ 132,642
Surplus (deficit) in plan	2,100	2,100	2,100	2,100	2,100
Increase (decrease) in net defined benefit liability (asset)	2,000				600
Deferred tax assets	6,891	6,891	6,891	6,891	6,891	$ 4,560
Increase (decrease) in deferred tax liability (asset)					2,300
Oil and gas properties portion with headroom equal to or less than twenty percent of carrying value [Member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Property, plant and equipment	$ 43,000	$ 43,000	$ 43,000	$ 43,000	$ 43,000
Oil and gas assets [member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Reporting unit, percentage of carrying amount in excess of fair value			20.00%
Bottom of range
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Percentage decrease in long-term price assumptions used in value-in-use impairment testing			27.00%
Not later than one year [member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long term price assumptions used in current measurement of fair value less costs of disposal		40		2.00
Later than one year and not later than five years [member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long term price assumptions used in current measurement of fair value less costs of disposal		50		3.00
Later than five years and not later than ten years [member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long term price assumptions used in current measurement of fair value less costs of disposal		50		3.00
Later than ten years and not later than twenty years [Member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long term price assumptions used in current measurement of fair value less costs of disposal		60		3.00
Later than twenty years and not later than thirty years [Member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long term price assumptions used in current measurement of fair value less costs of disposal		60		3.00
Later than thirty years [Member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long term price assumptions used in current measurement of fair value less costs of disposal		50		2.75
Top of range
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Percentage decrease in long-term price assumptions used in value-in-use impairment testing			31.00%
Brent oil USD per barrel [Member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Percentage decrease in long-term price assumptions used in value-in-use impairment testing			30.00%
Henry Hub gas USD per mmBtu [Member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Percentage decrease in long-term price assumptions used in value-in-use impairment testing			16.00%